EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 17.9%
Argentina : 0.6%
YPF SA Reg S
7.00%, 12/15/47 USD 648 $ 541,985
Underline
Cayman Islands : 1.8%
CK Hutchison Europe
Finance 21 Ltd. Reg S
1.00%, 11/02/33 EUR 776 696,698
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 USD 217 228,919
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 593 592,803
1,518,420
China : 1.8%
Asian Infrastructure
Investment Bank Reg S
4.25%, 01/27/27 PHP 39,000 692,232
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 USD 1,012 758,969
1,451,201
Colombia : 1.2%
Ecopetrol SA
8.88%, 01/13/33 USD 914 980,704
Underline
Hong Kong : 3.6%
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 USD 962 784,976
NWD MTN Ltd. Reg S
4.12%, 07/18/29 USD 1,065 807,569
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 01/26/30 USD 372 151,555
Shui On Development
Holding Ltd. Reg S
5.50%, 06/29/26 USD 305 252,106
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.98%, 11/09/27 USD 1,429 963,075
2,959,281
India : 1.4%
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 USD 469 402,345
Adani Renewable Energy RJ
Ltd./Kodangal Solar Parks
Pvt Ltd/Wardha Solar
Maharash Reg S
4.62%, 10/15/39 USD 318 272,914
JSW Hydro Energy Ltd. Reg S
4.12%, 05/18/31 USD 537 490,418
1,165,677
Indonesia : 0.6%
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak Reg S
Par
(000’s) Value
Indonesia (continued)
4.85%, 10/14/38 USD 253 $ 242,891
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 255 260,839
503,730
Luxembourg : 1.5%
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 USD 799 720,564
Puma International
Financing SA 144A
7.75%, 04/25/29 † USD 496 510,508
1,231,072
Mauritius : 0.3%
HTA Group Ltd./Mauritius
144A
7.50%, 06/04/29 † USD 104 106,080
India Clean Energy Holdings
144A
4.50%, 04/18/27 USD 68 64,559
India Clean Energy Holdings
Reg S
4.50%, 04/18/27 USD 91 86,394
257,033
Mexico : 0.0%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 380 3,325
Underline
Peru : 1.0%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 USD 1,023 809,364
Underline
Qatar : 0.6%
QatarEnergy 144A
3.30%, 07/12/51 USD 624 468,807
Underline
Singapore : 0.2%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 USD 162 170,236
Underline
Spain : 1.3%
Instituto de Credito Oficial
Reg S
27.25%, 01/25/34 TRY 40,710 1,046,954
Underline
Tunisia : 1.3%
Tunisian Republic
3.28%, 08/09/27 JPY 200,000 1,104,215
Underline
United States : 0.7%
AES Panama Generation
Holdings SRL Reg S
4.38%, 05/31/30 USD 652 592,265
Underline
Total Corporate Bonds
(Cost: $14,005,600) 14,804,269

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000's) Value
GOVERNMENT OBLIGATIONS : 78.0%
Angola : 0.5%
Angolan Government
International Bond 144A
9.38% (Term SOFR USD 3
Month+1.85%), 05/08/48 † USD 463 $ 392,854
Underline
Argentina : 1.1%
Argentine Republic
Government International
Bond
3.50%, 07/09/41 (s) USD 1,998 914,505
Underline
Bahamas : 0.6%
Bahamas Government
International Bond Reg S
6.00%, 11/21/28 USD 542 510,753
Underline
Barbados : 0.4%
Barbados Government
International Bond Reg S
6.50%, 10/01/29 USD 370 356,125
Underline
Benin : 0.5%
Benin Government
International Bond 144A
7.96% (Term SOFR USD 3
Month+1.85%), 02/13/38 USD 380 377,715
Underline
Bolivia : 1.0%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 1,505 860,258
Underline
Brazil : 5.2%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 3,428 627,132
10.00%, 01/01/27 BRL 2,048 359,892
10.00%, 01/01/31 BRL 19,785 3,272,163
4,259,187
Cameroon : 0.4%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 337 336,667
Underline
Chile : 3.0%
Bonos de la Tesoreria de la
Republica de Chile 144A
Reg S
5.00%, 10/01/28 CLP 685,000 760,543
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
6.00%, 04/01/33 CLP 715,000 840,529
Chile Government
International Bond
3.25%, 09/21/71 USD 1,234 827,190
2,428,262
Colombia : 2.4%
Colombian TES
9.25%, 05/28/42 COP 3,875,000 812,953
13.25%, 02/09/33 COP 4,238,000 1,195,893
2,008,846
Par
(000’s) Value
Costa Rica : 0.4%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 160 $ 166,308
7.00%, 04/04/44 USD 127 135,864
302,172
Czech Republic : 2.6%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 37,290 1,436,971
6.00%, 02/26/26 CZK 1,600 73,281
Czech Republic Government
Bond Reg S
2.40%, 09/17/25 CZK 14,370 628,547
2,138,799
Democratic Republic of the Congo : 1.7%
Congolese International
Bond Reg S
6.00%, 06/30/29 (s) USD 1,640 1,408,583
Underline
Dominican Republic : 0.5%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 415 441,013
Underline
Ecuador : 2.6%
Ecuador Government
International Bond Reg S
5.00%, 07/31/40 (s) USD 526 273,159
5.50%, 07/31/35 (s) USD 2,268 1,294,827
6.90%, 07/31/30 (s) USD 727 530,607
2,098,593
El Salvador : 0.5%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 377 8,281
El Salvador Government
International Bond Reg S
7.63%, 02/01/41 USD 511 418,821
427,102
Guatemala : 0.3%
Guatemala Government
Bond Reg S
4.65%, 10/07/41 USD 318 263,710
Underline
Honduras : 0.1%
Honduras Government
International Bond Reg S
6.25%, 01/19/27 USD 99 96,055
Underline
Hungary : 1.7%
Hungary Government Bond
3.00%, 08/21/30 HUF 165,000 400,260
9.50%, 10/21/26 HUF 326,370 982,324
1,382,584
Indonesia : 5.0%
Indonesia Treasury Bond
6.38%, 04/15/32 IDR 20,304,000 1,336,899
6.62%, 02/15/34 IDR 15,802,000 1,058,880
7.00%, 09/15/30 IDR 3,501,000 239,190
7.12%, 06/15/43 IDR 22,040,000 1,509,842
4,144,811

Par
(000’s) Value
Ivory Coast : 0.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 77 $ 73,394
Underline
Jamaica : 0.2%
Jamaica Government
International Bond
7.62%, 07/09/25 USD 122 124,322
Underline
Kenya : 0.4%
Republic of Kenya
Government International
Bond 144A
6.30%, 01/23/34 USD 411 337,182
Underline
Malaysia : 5.4%
Malaysia Government Bond
4.46%, 03/31/53 MYR 7,046 1,786,411
4.70%, 10/15/42 MYR 5,181 1,365,529
4.89%, 06/08/38 MYR 4,907 1,314,326
4,466,266
Mexico : 7.3%
Mexican Bonos
5.50%, 03/04/27 MXN 32,790 1,535,338
5.75%, 03/05/26 MXN 18,680 900,772
7.75%, 11/13/42 MXN 36,210 1,535,777
8.00%, 11/07/47 MXN 28,370 1,219,825
8.00%, 07/31/53 MXN 18,230 776,555
5,968,267
Morocco : 0.5%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 400 399,351
Underline
Nigeria : 1.4%
Nigeria Government
International Bond Reg S
8.25%, 09/28/51 USD 1,473 1,178,428
Underline
Oman : 0.3%
Oman Government
International Bond 144A
6.75%, 01/17/48 USD 209 226,802
Underline
Papua New Guinea : 0.4%
Papua New Guinea
Government International
Bond Reg S
8.38%, 10/04/28 USD 371 364,600
Underline
Paraguay : 0.6%
Paraguay Government
International Bond Reg S
5.40%, 03/30/50 USD 532 497,591
Underline
Peru : 1.7%
Peru Government Bond
5.35%, 08/12/40 PEN 234 55,405
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 4,587 1,349,402
1,404,807
Par
(000’s) Value
Philippines : 1.8%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 86,289 $ 1,483,731
Underline
Poland : 2.9%
Republic of Poland
Government Bond
1.75%, 04/25/32 PLN 3,673 758,311
6.00%, 10/25/33 PLN 5,938 1,632,362
2,390,673
Qatar : 0.4%
Qatar Government
International Bond 144A
4.40%, 04/16/50 USD 366 340,499
Underline
Romania : 1.2%
Romanian Government
International Bond Reg S
7.62%, 01/17/53 USD 824 948,192
Underline
Saudi Arabia : 1.5%
Saudi Government
International Bond 144A
4.75%, 01/16/30 USD 1,175 1,202,195
5.00%, 01/18/53 USD 70 65,039
1,267,234
Senegal : 0.1%
Senegal Government
International Bond 144A
6.25%, 05/23/33 USD 90 77,713
Underline
Singapore : 0.3%
Singapore Government
Bond
3.38%, 09/01/33 SGD 316 260,767
Underline
South Africa : 7.2%
Republic of South Africa
Government Bond
9.00%, 01/31/40 ZAR 51,517 2,610,381
10.50%, 12/21/26 ZAR 42,020 2,555,621
Republic of South Africa
Government International
Bond
7.30%, 04/20/52 USD 792 788,943
5,954,945
South Korea : 1.0%
Korea Treasury Bond
4.12%, 12/10/33 KRW 985,000 823,989
Underline
Sri Lanka : 0.7%
Sri Lanka Government
International Bond Reg S
5.75%, 04/18/23 USD 595 328,354
5.88%, 07/25/22 USD 512 278,750
607,104
Suriname : 0.8%
Suriname Government
International Bond 144A
7.95%, 07/15/33 USD 529 513,310
9.00%, 12/31/50 USD 107 104,860
618,170

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Par
(000’s) Value
Thailand : 5.5%
Thailand Government Bond
3.39%, 06/17/37 THB 53,113 $ 1,785,686
3.45%, 06/17/43 THB 81,800 2,754,244
4,539,930
Turkey : 1.3%
Turkiye Government Bond
31.08%, 11/08/28 TRY 35,074 1,054,348
Underline
Uganda : 0.5%
Republic of Uganda
Government Bonds
14.38%, 02/03/33 UGX 1,710,000 436,636
Underline
United Arab Emirates : 1.5%
UAE International
Government Bond 144A
2.88%, 10/19/41 USD 1,084 838,702
4.95%, 07/07/52 USD 379 374,654
1,213,356
Uruguay : 0.5%
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 15,895 373,546
Underline
Uzbekistan : 0.2%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 161,746
Underline
Zambia : 1.8%
Zambia Government Bond
13.00%, 12/17/28 ZMW 8,500 242,713
Par
(000’s) Value
Zambia (continued)
13.00%, 01/25/31 ZMW 41,444 $ 1,036,824
13.00%, 12/27/31 ZMW 890 21,230
13.00%, 03/23/32 ZMW 7,500 177,348
1,478,115
Total Government Obligations
(Cost: $60,918,620) 64,220,298
Number
of Shares
MONEY MARKET FUND : 1.1%
(Cost: $904,715)
Invesco Treasury Portfolio -
Institutional Class 904,715 904,715
Underline
Total Investments Before Collateral for
Securities Loaned: 97.0%
(Cost: $75,828,935) 79,929,282
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.0%
Money Market Fund: 2.0%
(Cost: $1,631,821)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,631,821 1,631,821
Total Investments: 99.0%
(Cost: $77,460,756) 81,561,103
Other assets less liabilities: 1.0% 795,543
NET ASSETS: 100.0% $ 82,356,646
Definitions:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar
SOFR Secured Overnight Financing Rate
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha

Footnotes:
† Security fully or partially on loan. Total market value of securities on loan is $652,292.
* Non-income producing
(d) Security in default
(s) The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,482,298, or 12.7% of net assets.